Other Equity Instruments - Summary of Other Equity Instruments (Detail) pure in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of terms and conditions of share-based payment arrangement [line items]
Beginning balance	3,794	3,797	3,800
Shares granted	16	26	13
Shares vested	(19)	(30)	(16)
Securities redeemed	(471)
Ending balance	3,320	3,794	3,797
Aegon N.V [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Beginning balance	3,794	3,797
Shares granted	16	26
Shares vested	(19)	(30)
Securities redeemed	(471)
Ending balance	3,320	3,794	3,797
Junior perpetual capital securities [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Beginning balance	3,008	3,008	3,008
Securities redeemed	(200)
Ending balance	2,808	3,008	3,008
Junior perpetual capital securities [member] | Aegon N.V [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Beginning balance	3,008	3,008
Securities redeemed	(200)
Ending balance	2,808	3,008	3,008
Perpetual cumulative subordinated bonds [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Beginning balance	454	454	454
Ending balance	454	454	454
Perpetual cumulative subordinated bonds [member] | Aegon N.V [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Beginning balance	454	454
Ending balance	454	454	454
Share options and incentive plans [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Beginning balance	61	65	68
Shares granted	16	26	13
Shares vested	(19)	(30)	(16)
Ending balance	58	61	65
Share options and incentive plans [member] | Aegon N.V [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Beginning balance	61	65
Shares granted	16	26
Shares vested	(19)	(30)
Ending balance	58	61	65
Non-cumulative subordinated notes [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Beginning balance	271	271	271
Securities redeemed	(271)
Ending balance		271	271
Non-cumulative subordinated notes [member] | Aegon N.V [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Beginning balance	271	271
Securities redeemed	(271)
Ending balance		271	271